Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling interest - Beginning balance, Temporary Equity	CAD 23	CAD 21
Distributions to noncontrolling interest, Temporary Equity	(3)	(1)
Net income attributable to noncontrolling interest, Temporary Equity	2	3
Noncontrolling interest - Ending balance, Temporary Equity	22	23
Noncontrolling interest - Beginning balance, Equity	52	49
Distributions to noncontrolling interest, Equity	(6)	(4)
Net income (loss) attributable to noncontrolling interest, Equity	4	7
Noncontrolling interest - Ending balance, Equity	50	52
Noncontrolling interest - Beginning balance	75	70
Distributions to noncontrolling interest	(9)	(5)
Net income attributable to noncontrolling interest	6	10
Noncontrolling interest - Ending balance	CAD 72	CAD 75